Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Amortized cost of fixed maturity securities available-for-sale	$ 334,780	$ 333,599
Fixed maturity securities relating to variable interest entities	365,425	350,187
Cost of equity securities available-for-sale	3,076	3,012
Actively traded securities	704	662
Fair value option and trading securities relating to variable interest entities	16,689	17,423
Mortgage loans valuation allowances	305	322
Mortgage Loans on Real Estate	60,118	57,706
Policy loans	11,618	11,764
Real estate and real estate joint ventures relating to variable interest entities	10,525	10,712
Real estate held-for-sale	172	186
Other limited partnership interests relating to variable interest entities	8,085	7,401
Short-term investments	8,621	13,955
Other invested assets relating to variable interest entities	21,283	16,229
Cash and cash equivalents relating to variable interest entities	10,808	7,585
Accrued investment income relating to variable interest entities	4,120	4,255
Premiums, reinsurance and other receivables relating to variable interest entities	22,244	21,859
Deferred policy acquisition costs and value of business acquired relating to variable interest entities	24,442	26,706
Other assets relating to variable interest entities	7,862	8,369
Separate account assets	316,994	317,201
Liabilities
Future policy benefits relating to variable interest entities	189,586	187,942
Policyholder account balances	209,294	212,885
Other policy-related balances relating to variable interest entities	14,422	15,214
Long-term debt, at estimated fair value, relating to variable interest entities	16,286	18,653
Other liabilities relating to variable interest entities	24,437	23,168
Separate account liabilities	316,994	317,201
MetLife, Inc.’s stockholders’ equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	84,000,000	84,000,000
Preferred stock, shares outstanding	84,000,000	84,000,000
Preferred stock, aggregate liquidation preference	$ 2,100	$ 2,100
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,153,998,144	1,125,224,024
Common stock, shares outstanding	1,131,927,894	1,122,030,137
Treasury stock, shares	22,070,250	3,193,887
Residential Mortgage Loans - FVO
Assets
Mortgage Loans on Real Estate	308	338
Variable interest entities [Member]
Assets
Fixed maturity securities relating to variable interest entities	4,266	4,005
Fair value option and trading securities relating to variable interest entities	60	92
Mortgage Loans on Real Estate	280	1,621
Policy loans	3	2
Real estate and real estate joint ventures relating to variable interest entities	8	1,141
Other limited partnership interests relating to variable interest entities	34	53
Short-term investments	20	8
Other invested assets relating to variable interest entities	56	78
Cash and cash equivalents relating to variable interest entities	57	70
Accrued investment income relating to variable interest entities	21	26
Premiums, reinsurance and other receivables relating to variable interest entities	21	22
Deferred policy acquisition costs and value of business acquired relating to variable interest entities	235	255
Other assets relating to variable interest entities	134	152
Separate account assets	1,128	1,033
Liabilities
Future policy benefits relating to variable interest entities	579	516
Policyholder account balances	33	56
Other policy-related balances relating to variable interest entities	198	123
Long-term debt, at estimated fair value, relating to variable interest entities	151	1,868
Other liabilities relating to variable interest entities	80	88
Separate account liabilities	$ 1,128	$ 1,033